Revenue Recognition - Contract Assets and Contract Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Contract assets	$ 13	$ 10
Contract liabilities	216	$ 197
Revenue recognized	$ 172